Leases (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Capital Operating Leased Assets [Line Items]
Sale leaseback transactions	¥ 21,783	¥ 126,639	¥ 95,316
Gross book value under capital leases	72,931	137,783
Accumulated amortization under capital leases	34,712	48,744
Rental expenses for operating leases	¥ 84,062	¥ 88,473	¥ 64,124
Maximum [Member]
Capital Operating Leased Assets [Line Items]
Lease terms (in years)	10